UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
Leuthold Weeden Capital Management, LLC
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

Leuthold Asset Allocation Fund
Schedule of Investments
December 31, 2008 (Unaudited)

			Shares	Value
COMMON STOCKS - 54.58%
Aerospace & Defense - 1.07%
Boeing Co.			84,193	$3,592,515
Raytheon Co.			83,686	4,271,334
United Technologies Corp.			138,319	7,413,898
				15,277,747
Biotechnology - 0.56%
Amgen, Inc. (a)			139,370	8,048,617
Chemicals - 2.06%
Agrium, Inc. (b)			259,179	8,845,779
The Dow Chemical Co.			147,524	2,226,137
Mosaic Co.			319,437	11,052,520
Potash Corp. of Saskatchewan (b)			66,367	4,859,392
RPM International, Inc.			188,657	2,507,252
				29,491,080
Commercial Banks - 2.42%
Bancorpsouth, Inc.			184,056	4,299,548
BB&T Corp.			150,967	4,145,554
Comerica, Inc.			157,779	3,131,913
PNC Financial Services Group, Inc.			103,683	5,080,467
TCF Financial Corp.			262,765	3,589,370
Umpqua Holdings Corp.			306,506	4,435,142
U.S. Bancorp			256,274	6,409,412
Whitney Holding Corp.			220,216	3,521,254
				34,612,660
Commercial Services & Supplies - 0.65%
Pitney Bowes, Inc.			364,908	9,297,856
Communications Equipment - 0.76%
Avocent Corp. (a)			195,166	3,495,423
Nokia OYJ - ADR			471,983	7,362,935
				10,858,358
Computers & Peripherals - 1.22%
Hewlett-Packard Co.			192,109	6,971,636
Lexmark International, Inc. - Class A (a)			255,213	6,865,230
NCR Corp. (a)			101,104	1,429,610
QLogic Corp. (a)			168,298	2,261,925
				17,528,401
Containers & Packaging - 0.10%
Packaging Corp of America			108,017	1,453,909
Diversified Consumer Services - 1.22%
Apollo Group, Inc. - Class A (a)			106,419	8,153,824
ITT Educational Services, Inc. (a)			97,563	9,266,533
				17,420,357
Diversified Financial Services - 0.39%
JPMorgan Chase & Co.			176,224	5,556,343
Diversified Telecommunication Services - 0.41%
Chunghwa Telecom Co. Ltd. - ADR			209,161	3,262,911
Vimpel-Communications - ADR			364,680	2,611,109
				5,874,020
Electric Utilities - 0.84%
Cleco Corp.			102,346	2,336,559
Duke Energy Corp.			103,801	1,558,053
Enersis SA - ADR			322,608	4,110,026
Hawaiian Electric Industries			75,864	1,679,629
Westar Energy, Inc.			115,433	2,367,531
				12,051,798
Electrical Equipment - 0.10%
Thomas & Betts Corp. (a)			61,894	1,486,694
Electronic Equipment, Instruments & Components - 0.25%
SYNNEX Corp. (a)			313,475	3,551,672
Energy Equipment & Services - 1.55%
Nabors Industries Ltd. (a) (b)			275,341	3,295,832
Pioneer Drilling Co. (a)			324,121	1,805,354
Rowan Companies, Inc.			212,531	3,379,243
Tidewater, Inc.			151,873	6,115,925
Unit Corp. (a)			283,936	7,586,770
				22,183,124
Food & Staples Retailing - 0.78%
Wal-Mart Stores, Inc.			162,999	9,137,724
Winn Dixie Stores, Inc. (a)			121,270	1,952,447
				11,090,171
Food Products - 0.84%
Sara Lee Corp.			1,225,311	11,995,795
Gas Utilities - 0.46%
New Jersey Resources Corp.			167,099	6,575,346
Health Care Equipment & Supplies - 2.14%
Alcon, Inc. (b)			86,277	7,695,045
Covidien Ltd. (b)			219,011	7,936,959
St. Jude Medical, Inc. (a)			246,466	8,123,519
Syneron Medical Ltd. (a) (b)			173,458	1,446,640
Varian Medical Systems, Inc. (a)			153,967	5,395,004
				30,597,167
Health Care Providers & Services - 1.87%
Amedisys, Inc. (a)			196,977	8,143,029
Emergency Medical Services Corp. - Class A (a)			130,367	4,772,736
PharMerica Corp. (a)			326,888	5,122,335
Universal Health Services, Inc. - Class B			232,284	8,726,910
				26,765,010
Hotels, Restaurants & Leisure - 1.20%
International Speedway Corp. - Class A			313,811	9,015,790
McDonald's Corp.			130,049	8,087,747
				17,103,537
Household Durables - 0.24%
Sony Corp. - ADR			156,872	3,430,791
Industrial Conglomerates - 0.64%
3M Co.			33,200	1,910,328
General Electric Co.			191,075	3,095,415
Tyco International Ltd. (b)			191,497	4,136,335
				9,142,078
Insurance - 1.34%
American Financial Group, Inc.			242,448	5,547,210
Arch Capital Group Ltd. (a) (b)			53,827	3,773,273
Chubb Corp.			65,511	3,341,061
Travelers Companies, Inc.			83,759	3,785,907
Zenith National Insurance Corp.			85,287	2,692,510
				19,139,961
IT Services - 1.72%
Accenture Ltd. - Class A (b)			293,608	9,627,406
CACI International, Inc. - Class A (a)			147,821	6,665,249
Mantech International Corp. - Class A (a)			154,520	8,373,439
				24,666,094
Leisure Equipment & Products - 0.61%
Hasbro, Inc.			298,816	8,716,463
Machinery - 2.26%
Bucyrus International, Inc.			232,284	4,301,900
Caterpillar, Inc.			159,553	7,127,233
Deere & Co.			182,867	7,007,463
Timken Co.			625,221	12,273,088
Watts Water Technologies, Inc. - Class A			67,469	1,684,701
				32,394,385
Media - 1.21%
DreamWorks Animation SKG, Inc. - Class A (a)			339,157	8,567,106
Marvel Entertainment, Inc. (a)			285,688	8,784,906
				17,352,012
Metals & Mining - 2.49%
BHP Billiton Ltd. - ADR			213,903	9,176,438
Compass Minerals International, Inc.			156,212	9,163,396
Freeport-McMoran Copper & Gold, Inc.			278,020	6,794,809
Nucor Corp.			228,231	10,544,272
				35,678,915
Multi Utilities - 0.17%
PG&E Corp.			61,683	2,387,749
Oil, Gas & Consumable Fuels - 5.69%
Alpha Natural Resources, Inc. (a)			248,282	4,019,686
Arch Coal, Inc.			533,355	8,688,353
Devon Energy Corp.			147,341	9,681,777
EnCana Corp. (b)			191,367	8,894,738
ENI SpA - ADR			199,101	9,521,010
Kinder Morgan Management LLC (a)			195,431	7,813,331
Occidental Petroleum Corp.			144,251	8,653,617
Overseas Shipholding Group, Inc.			172,808	7,276,945
Total SA - ADR			152,835	8,451,776
Tsakos Energy Navigation Ltd. (b)			168,217	3,081,735
Whiting Petroleum Corp. (a)			159,280	5,329,509
				81,412,477
Paper & Forest Products - 0.10%
International Paper Co.			122,071	1,440,438
Personal Products - 0.81%
Avon Products, Inc.			285,378	6,857,633
Herbalife Ltd. (b)			221,264	4,797,004
				11,654,637
Pharmaceuticals - 6.74%
AstraZeneca PLC - ADR			334,465	13,723,099
Bristol-Myers Squibb Co.			694,360	16,143,870
Eli Lilly & Co.			311,924	12,561,180
Johnson & Johnson			152,864	9,145,853
King Pharmaceuticals, Inc. (a)			1,369,479	14,543,867
Medicis Pharmaceutical Corp. - Class A			125,902	1,750,038
Viropharma, Inc. (a)			849,644	11,062,365
Watson Pharmaceuticals, Inc. (a)			331,206	8,800,143
Wyeth			234,055	8,779,403
				96,509,818
Professional Services - 0.14%
MPS Group, Inc. (a)			263,575	1,984,720
Real Estate Investment Trusts - 0.17%
Host Hotels & Resorts, Inc.			325,744	2,465,882
Road & Rail - 2.35%
Burlington Northern Santa Fe Corp.			113,246	8,573,855
CSX Corp.			258,831	8,404,242
Norfolk Southern Corp.			185,827	8,743,160
Union Pacific Corp.			165,917	7,930,833
				33,652,090
Semiconductors & Semiconductor Equipment - 0.95%
Intel Corp.			485,527	7,117,826
Texas Instruments, Inc.			415,830	6,453,681
				13,571,507
Software - 2.40%
Check Point Software Technologies (a) (b)			406,417	7,717,859
Oracle Corp. (a)			469,392	8,322,320
Solera Holdings, Inc. (a)			194,491	4,687,233
Symantec Corp. (a)			667,307	9,021,990
Take-Two Interactive Software, Inc.			603,939	4,565,779
				34,315,181
Specialty Retail - 3.25%
Aeropostale, Inc. (a)			411,475	6,624,748
Autozone, Inc. (a)			79,592	11,100,696
Foot Locker, Inc.			515,779	3,785,818
Home Depot, Inc.			308,233	7,095,524
Ross Stores, Inc.			351,744	10,457,349
TJX Cos., Inc.			365,018	7,508,420
				46,572,555
Tobacco - 0.41%
Reynolds American, Inc.			42,438	1,710,676
Universal Corp.			141,069	4,213,731
				5,924,407
TOTAL COMMON STOCKS (Cost $908,741,212)				$781,231,822
INVESTMENT COMPANIES - 19.11%
Exchange Traded Funds - 7.00%
iShares FTSE/Xinhua China 25 Index Fund			1,570,749	45,834,456
iShares MSCI Brazil Index Fund			124,557	4,347,039
iShares MSCI Emerging Markets Index Fund			503,019	12,560,384
iShares MSCI Malaysia Index Fund			536,553	3,911,471
iShares MSCI Singapore Index Fund			538,949	3,810,370
iShares MSCI South Africa Index Fund			67,069	2,584,169
iShares MSCI South Korea Index Fund			275,463	7,682,663
iShares MSCI Taiwan Index Fund			280,253	2,127,120
iShares S&P Latin America 40 Index Fund			335,346	8,541,263
Market Vectors Russia ETF			573,705	7,498,324
SPDR Index S&P Emerging Middle East & Africa ETF			32,697	1,395,508
				100,292,767
Mutual Funds - 12.11%
Central Europe & Russia Fund			65,018	1,068,246
Fidelity China Region Fund			847,762	14,566,191
Fidelity High Income Fund			4,877,581	29,314,261
ING Russia Fund			374,503	5,514,328
Matthews China Fund			1,001,029	14,427,773
Matthews India Fund			574,150	4,863,917
Northern High Yield Fixed Income Fund			5,576,755	31,787,505
T Rowe Price High Yield Fund			6,303,255	29,310,135
Templeton Russia and East European Fund			84,759	661,120
USGI Accolade Funds: Eastern European Fund			2,076,738	10,951,523
Vanguard High-Yield Corporate Fund			7,314,201	30,865,926
				173,330,925
TOTAL INVESTMENT COMPANIES (Cost $392,763,909)				$273,623,692

EXCHANGE TRADED NOTES - 0.36%
iPath MSCI India Index ETN (a) (b)			165,278	5,229,396
TOTAL EXCHANGE TRADED NOTES (Cost $10,574,572)				$5,229,396

			Principal
			Amount	Value
FOREIGN GOVERNMENT BONDS - 18.86%
Republic of Brazil (b)
12.500%, 01/05/2022		BRL	232,457,000	$103,170,238
New South Wales Treasury (b)
5.500%, 08/01/2014		AUD	117,256,000	84,613,148
6.000%, 05/01/2012			113,000,000	82,146,953
TOTAL FOREIGN GOVERNMENT BONDS (Cost $340,362,414)				$269,930,339

SHORT TERM INVESTMENTS - 5.87%
U.S. Treasury Obligations - 5.87%
U.S. Treasury Bill
1.369%, 03/19/2009			$84,000,000	83,991,684
TOTAL SHORT TERM INVESTMENTS (Cost $83,755,276)				$83,991,684
Total Investments (Cost $1,736,197,383) - 98.78%				$1,414,006,933
Other Assets in Excess of Liabilities - 1.22%				17,435,300
TOTAL NET ASSETS - 100.00%				$1,431,442,233

Percentages are stated as a percent of net assets.
BRL	Brazilian Real
AUD	Australian Dollar
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The cost basis of investments for federal income tax purposes at December 31, 2008, was as follows*:

Leuthold Asset Allocation Fund
Cost of investments		$ 1,736,197,383
Gross unrealized appreciation		38,503,493
Gross unrealized depreciation		(360,693,943)
Net unrealized depreciation		$ (322,190,450)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

			Investments in Securities
	Description
	Level 1 - Quoted prices		$ 888,483,351
	Level 2 - Other significant observable inputs		525,523,582
	Level 3 - Significant unobservable inputs		-
	Total		$ 1,414,006,933

Leuthold Select Equities Fund
Schedule of Investments
December 31, 2008 (Unaudited)

			Shares	Value
COMMON STOCKS - 97.20%
Biotechnology - 1.84%
Amgen, Inc. (a)			4,342	$250,750
Chemicals - 3.72%
Agrium, Inc. (c)			7,784	265,668
Mosaic Co.			2,975	102,935
Potash Corp. of Saskatchewan (c)			1,862	136,336
				504,939
Diversified Consumer Services - 3.97%
Apollo Group, Inc. - Class A (a)			3,444	263,879
ITT Educational Services, Inc. (a)			2,908	276,202
				540,081
Energy Equipment & Services - 1.68%
Unit Corp. (a)			8,528	227,868
Food & Staples Retailing - 2.23%
Wal-Mart Stores, Inc.			5,395	302,444
Gas Utilities - 1.55%
New Jersey Resources Corp.			5,346	210,365
Health Care Equipment & Supplies - 6.49%
Alcon, Inc. (c)			2,465	219,853
Covidien Ltd. (c)			6,367	230,740
St. Jude Medical, Inc. (a)			7,968	262,625
Varian Medical Systems, Inc. (a)			4,835	169,419
				882,637
Health Care Providers & Services - 4.84%
Amedisys, Inc. (a)			6,375	263,543
Emergency Medical Services Corp. - Class A (a)			3,663	134,102
Universal Health Services, Inc. - Class B			6,925	260,172
				657,817
Hotels, Restaurants & Leisure - 3.84%
International Speedway Corp. - Class A			9,425	270,780
McDonald's Corp.			4,048	251,745
				522,525
IT Services - 5.59%
Accenture Ltd. - Class A (c)			8,881	291,208
CACI International, Inc. - Class A (a)			4,730	213,276
Mantech International Corp. - Class A (a)			4,723	255,939
				760,423
Leisure Equipment & Products - 1.96%
Hasbro, Inc.			9,135	266,468
Machinery - 3.68%
Bucyrus International, Inc.			6,725	124,547
Timken Co.			19,115	375,227
				499,774
Media - 2.18%
Marvel Entertainment, Inc. (a)			9,631	296,153
Metals & Mining - 4.39%
Compass Minerals International, Inc.			4,769	279,750
Nucor Corp.			6,855	316,701
				596,451
Oil, Gas & Consumable Fuels - 11.35%
Alpha Natural Resources, Inc. (a)			6,899	111,695
Arch Coal, Inc.			17,177	279,813
EnCana Corp. (c)			5,704	265,122
ENI SpA - ADR			5,543	265,066
Kinder Morgan Management LLC (a)			5,910	236,282
Overseas Shipholding Group, Inc.			5,427	228,531
Whiting Petroleum Corp. (a)			4,651	155,623
				1,542,132
Personal Products - 2.65%
Avon Products, Inc.			8,548	205,408
Herbalife Ltd. (c)			7,126	154,492
				359,900
Pharmaceuticals - 10.97%
Eli Lilly & Co.			8,865	356,993
Johnson & Johnson			4,896	292,928
King Pharmaceuticals, Inc. (a)			27,805	295,289
Watson Pharmaceuticals, Inc. (a)			10,719	284,804
Wyeth			6,978	261,745
				1,491,759
Road & Rail - 7.59%
Burlington Northern Santa Fe Corp.			3,647	276,114
CSX Corp.			7,185	233,297
Norfolk Southern Corp.			5,691	267,762
Union Pacific Corp.			5,336	255,061
				1,032,234
Software - 7.81%
Check Point Software Technologies Ltd.(a) (c)			12,408	235,628
Oracle Corp. (a)			15,109	267,883
Solera Holdings, Inc. (a)			6,178	148,890
Symantec Corp. (a)			20,389	275,659
Take-Two Interactive Software, Inc.			17,727	134,016
				1,062,076
Specialty Retail - 8.87%
Aeropostale, Inc. (a)			12,041	193,860
Autozone, Inc. (a)			2,407	335,704
Foot Locker, Inc.			15,990	117,367
Ross Stores, Inc.			11,158	331,727
TJX Cos., Inc.			11,005	226,373
				1,205,031
TOTAL COMMON STOCKS (Cost $15,748,089)				$13,211,827

SHORT TERM INVESTMENTS - 3.08%
Money Market Funds - 3.08%
Fidelity Institutional Money Market Funds -
Government Portfolio, 1.03% (b)			419,026	419,026
TOTAL SHORT TERM INVESTMENTS (Cost $419,026)				$419,026
Total Investments (Cost $16,167,115) - 100.28%				$13,630,853
Liabilities in Excess of Other Assets - (0.28)%				(38,236)
TOTAL NET ASSETS - 100.00%				$13,592,617

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable Rate security. The rate shown is the rate in effect at December 31, 2008.
(c)	Foreign issued security.

The cost basis of investments for federal income tax purposes at December 31, 2008, was as follows*:

Leuthold Select Equities Fund
Cost of investments		$ 16,167,115
Gross unrealized appreciation		695,062
Gross unrealized depreciation		(3,231,324)
Net unrealized appreciation		$ (2,536,262)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

			Investments in Securities

	Description
	Level 1 - Quoted prices		$ 13,630,853
	Level 2 - Other significant observable inputs		-
	Level 3 - Significant unobservable inputs		-
	Total		$ 13,630,853

Leuthold Undervalued & Unloved Fund
Schedule of Investments
December 31, 2008 (Unaudited)

			Shares	Value
COMMON STOCKS - 96.83%
Aerospace & Defense - 4.26%
Boeing Co.			3,814	$162,743
Raytheon Co.			3,791	193,493
United Technologies Corp.			6,470	346,792
				703,028
Chemicals - 3.40%
The Dow Chemical Co.			6,722	101,435
Mosaic Co.			9,975	345,135
RPM International, Inc.			8,597	114,254
				560,824
Commercial Banks - 9.51%
Bancorpsouth, Inc.			8,387	195,920
BB&T Corp.			7,009	192,467
Comerica, Inc.			7,190	142,721
PNC Financial Services Group, Inc.			4,560	223,440
TCF Financial Corp.			11,232	153,429
Umpqua Holdings Corp.			14,229	205,894
U.S. Bancorp			11,678	292,067
Whitney Holding Corp.			10,224	163,482
				1,569,420
Commercial Services & Supplies - 2.57%
Pitney Bowes, Inc.			16,628	423,681
Communications Equipment - 3.09%
Avocent Corp. (a)			9,163	164,109
Nokia OYJ - ADR			22,161	345,712
				509,821
Computers & Peripherals - 4.99%
Hewlett-Packard Co.			9,020	327,336
Lexmark International, Inc. - Class A (a)			11,983	322,342
NCR Corp. (a)			4,607	65,143
QLogic Corp. (a)			8,127	109,227
				824,048
Containers & Packaging - 0.40%
Packaging Corp of America			4,922	66,250
Diversified Financial Services - 1.58%
JPMorgan Chase & Co.			8,291	261,415
Diversified Telecommunication Services - 1.67%
Chunghwa Telecom Co. Ltd. - ADR			9,820	153,192
Vimpel-Communications - ADR			17,123	122,601
				275,793
Electric Utilities - 3.25%
Cleco Corp.			4,325	98,740
Duke Energy Corp.			4,255	63,867
Enersis SA - ADR			14,701	187,291
Hawaiian Electric Industries			3,563	78,885
Westar Energy, Inc.			5,260	107,883
				536,666
Electrical Equipment - 0.41%
Thomas & Betts Corp. (a)			2,820	67,736
Electronic Equipment & Instruments - 0.98%
SYNNEX Corp. (a)			14,284	161,838
Energy Equipment & Services - 3.88%
Nabors Industries Ltd. (a) (c)			12,547	150,188
Pioneer Drilling Co. (a)			10,437	58,134
Rowan Companies, Inc.			9,685	153,991
Tidewater, Inc.			6,921	278,709
				641,022
Food & Staples Retailing - 0.54%
Winn Dixie Stores, Inc. (a)			5,526	88,969
Food Products - 3.31%
Sara Lee Corp.			55,835	546,625
Health Care Equipment & Supplies - 0.40%
Syneron Medical Ltd. (a) (c)			7,904	65,919
Health Care Providers & Services - 1.41%
PharMerica Corp. (a)			14,895	233,405
Household Durables - 0.94%
Sony Corp. - ADR			7,107	155,430
Industrial Conglomerates - 2.57%
3M Co.			1,504	86,540
General Electric Co.			8,656	140,227
Tyco International Ltd. (c)			9,118	196,949
				423,716
Insurance - 5.12%
American Financial Group, Inc.			11,048	252,778
Arch Capital Group Ltd. (a) (c)			2,333	163,544
Chubb Corp.			2,768	141,168
Travelers Companies, Inc.			3,630	164,076
Zenith National Insurance Corp.			3,886	122,681
				844,247
Machinery - 4.50%
Caterpillar, Inc.			7,491	334,623
Deere & Co.			8,586	329,015
Watts Water Technologies, Inc. - Class A			3,168	79,105
				742,743
Media - 2.37%
DreamWorks Animation SKG, Inc. - Class A (a)			15,455	390,393
Metals & Mining - 4.45%
BHP Billiton Ltd. - ADR			9,691	415,744
Freeport-McMoran Copper & Gold, Inc.			13,005	317,842
				733,586
Multi-Utilities - 0.51%
PG&E Corp.			2,173	84,117
Oil, Gas & Consumable Fuels - 8.31%
Devon Energy Corp.			6,714	441,177
Occidental Petroleum Corp.			6,747	404,753
Total SA - ADR			6,964	385,109
Tsakos Energy Navigation Ltd. (c)			7,665	140,423
				1,371,462
Paper & Forest Products - 0.40%
International Paper Co.			5,563	65,643
Pharmaceuticals - 13.33%
AstraZeneca PLC - ADR			15,241	625,338
Bristol-Myers Squibb Co.			31,641	735,653
King Pharmaceuticals, Inc. (a)			23,835	253,128
Medicis Pharmaceutical Corp. - Class A			5,911	82,163
Viropharma, Inc. (a)			38,717	504,095
				2,200,377
Professional Services - 0.55%
MPS Group, Inc. (a)			12,011	90,443
Real Estate Investment Trusts - 0.68%
Host Hotels & Resorts, Inc.			14,844	112,369
Semiconductors & Semiconductor Equipment - 3.85%
Intel Corp.			22,797	334,204
Texas Instruments, Inc.			19,451	301,880
				636,084
Specialty Retail - 1.96%
Home Depot, Inc.			14,046	323,339
Tobacco - 1.64%
Reynolds American, Inc.			1,934	77,960
Universal Corp.			6,428	192,004
				269,964
TOTAL COMMON STOCKS (Cost $18,786,835)				$15,980,373

SHORT TERM INVESTMENTS - 1.58%
Money Market Funds - 1.58%
Fidelity Institutional Money Market Funds -
Government Portfolio, 1.03% (b)			260,587	260,587
TOTAL SHORT TERM INVESTMENTS (Cost $260,587)				$260,587
Total Investments (Cost $19,047,422) - 98.41%				$16,240,960
Other Assets in Excess of Liabilities - 1.59%				262,653
TOTAL NET ASSETS - 100.00%				$16,503,613

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable Rate security. The rate shown is the rate in effect at December 31, 2008.
(c)	Foreign issued security.

The cost basis of investments for federal income tax purposes at December 31, 2008, was as follows*:

Leuthold Undervalued & Unloved Fund
Cost of investments		$ 19,047,422
Gross unrealized appreciation		495,293
Gross unrealized depreciation		(3,301,755)
Net unrealized depreciation		$ (2,806,462)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

			Investments in Securities
	Description
	Level 1 - Quoted prices		$ 16,240,960
Level 2 - Other significant observable inputs			-
Level 3 - Significant unobservable inputs			-
	Total		$ 16,240,960

Leuthold Global Fund
Schedule of Investments
December 31, 2008 (Unaudited)

			Shares	Value
COMMON STOCKS - 51.18%
Beverages - 0.34%
Asahi Breweries Ltd. (c)			20,900	$354,827
Biotechnology - 5.23%
Actelion Ltd. (a) (c)			14,381	802,585
Amgen, Inc. (a)			12,703	733,598
Biogen Idec, Inc. (a)			18,229	868,247
CSL Ltd. (c)			24,397	573,223
Genus PLC (c)			50,629	484,067
Genzyme Corp. (a)			11,967	794,250
Gilead Sciences, Inc. (a)			14,854	759,634
Grifols SA (c)			26,376	451,332
				5,466,936
Diversified Telecommunication Services - 5.03%
BCE, Inc. (New York Stock Exchange) (c)			7,627	156,277
BCE, Inc. (Toronto Stock Exchange) (c)			5,682	115,665
Belgacom SA (c)			17,717	673,069
China Unicom Ltd. - ADR			40,778	497,492
France Telecom SA (c)			24,794	687,918
Nippon Telegraph & Telephone Corp. - ADR (a)			20,899	568,244
Portugal Telecom SGPS SA - ADR			28,685	246,117
Telecom Italia SpA - ADR			28,297	459,826
Telenor ASA (c)			42,200	279,039
TeliaSonera AB (c)			119,500	587,833
Telkom SA Ltd. - ADR			5,484	271,897
Verizon Communications, Inc.			21,009	712,205
				5,255,582
Electric Utilities - 4.95%
British Energy Group PLC (c)			49,537	550,902
CPFL Energia SA - ADR			7,242	282,945
Duke Energy Corp.			33,903	508,884
EDF (c)			7,195	415,058
Edison International			15,942	512,057
Emera, Inc. (a) (c)			31,361	563,964
Endesa SA (c)			16,964	674,410
Enel SpA (c)			71,674	450,578
Hong Kong Electric Holdings (c)			77,500	434,989
Pepco Holdings, Inc.			5,575	99,012
The Tokyo Electric Power Co., Inc. (c)			20,700	685,052
				5,177,851
Electronic Equipment, Instruments & Components - 0.50%
AVX Corp.			65,063	516,600
Energy Equipment & Services - 2.11%
BJ Services Co.			27,276	318,311
Global Industries Ltd. (a)			21,556	75,230
Helix Energy Solutions Group, Inc. (a)			26,484	191,744
Helmerich & Payne, Inc.			10,891	247,770
Nabors Industries Ltd. (a) (c)			16,245	194,453
Noble Corp. (c)			16,308	360,244
Patterson-UTI Energy, Inc.			22,148	254,924
Precision Drilling Trust (c)			27,503	230,750
Rowan Companies, Inc.			20,829	331,181
				2,204,607
Food & Staples Retailing - 4.18%
CVS/Caremark Corp.			24,154	694,186
Delhaize Group (c)			12,586	773,285
Massmart Holdings Ltd. (c)			82,363	753,339
Matsumotokiyoshi Holdings Co. Ltd. (c)			38,900	798,598
SUPERVALU, Inc.			45,642	666,373
Walgreen Co.			27,584	680,497
				4,366,278
Gas Utilities - 3.21%
AGL Resources, Inc.			19,774	619,915
Atmos Energy Corp.			26,376	625,111
Energen Corp.			11,429	335,213
Gas Natural SDG SA (c)			11,240	301,389
Hong Kong & China Gas Co. Ltd. (c)			255,100	385,109
Oneok, Inc.			14,726	428,821
UGI Corp.			26,778	653,919
				3,349,477
Marine - 3.70%
China COSCO Holdings Co. Ltd. (c)			1,020,500	709,723
China Shipping Container Lines Co. Ltd. (c)			833,000	125,753
China Shipping Development Co. Ltd. (c)			540,000	536,502
D/S Norden (c)			17,758	606,896
Kuehne & Nagel International AG (c)			9,771	620,126
Mitsui OSK Lines Ltd. (c)			111,000	663,673
Neptune Orient Lines Ltd. (c)			273,000	212,223
Orient Overseas International Ltd. (c)			103,500	229,964
Pacific Basin Shipping Ltd. (c)			362,000	164,414
				3,869,274
Metals & Mining - 2.59%
Evraz Group SA - GDR (a)			18,250	156,950
Freeport-McMoran Copper & Gold, Inc.			15,301	373,956
Gerdau Ameristeel Corp. (a) (c)			83,581	509,137
Godo Steel Ltd. (c)			58,000	158,676
Impala Platinum Holdings Ltd. (c)			43,189	630,667
Jiangxi Copper Co. Ltd. (c)			902,000	661,062
Teck Cominco Ltd. (c)			44,925	219,075
				2,709,523
Office Electronics - 2.34%
Ability Enterprise Co. Ltd. (c)			172,415	108,226
Konica Minolta Holdings, Inc. (c)			52,500	394,981
OCE NV (c)			83,601	364,897
Ricoh Co. Ltd. (c)			49,000	607,567
Toshiba TEC Corp. (c)			148,000	437,551
Zebra Technologies Corp. (a)			26,407	535,006
				2,448,228
Oil, Gas & Consumable Fuels - 1.19%
BP PLC - ADR			10,122	473,102
Royal Dutch Shell PLC - Class B (c)			16,923	419,955
Southern Union Co.			26,663	347,685
				1,240,742
Pharmaceuticals - 3.93%
Astellas Pharma, Inc. (c)			11,700	468,516
Dainippon Sumitomo Pharma Co. Ltd. (c)			59,000	541,511
Endo Pharmaceuticals Holdings, Inc. (a)			26,381	682,740
Forest Laboratories, Inc. (a)			19,573	498,524
Laboratorios Almirall SA (c)			60,548	462,905
Nippon Shinyaku Co. Ltd. (c)			40,000	471,263
Sanofi-Aventis SA (c)			7,512	474,069
Wyeth			13,609	510,474
				4,110,002
Road & Rail - 4.41%
Canadian National Railway Co. (c)			17,252	634,184
MTR Corp. Ltd. (c)			295,500	684,780
Nippon Express Co. Ltd. (c)			147,000	606,486
Nippon Konpo Unyu Soko Co. Ltd. (c)			76,000	835,036
Norfolk Southern Corp.			15,079	709,467
Ryder System, Inc.			13,341	517,364
Union Pacific Corp.			12,980	620,444
				4,607,761
Software - 3.40%
Compuware Corp. (a)			109,220	737,235
Microsoft Corp.			34,414	669,008
NSD Co. Ltd. (c)			66,300	513,432
Soft-World International Co. (c)			66,331	174,024
Sumisho Computer Systems Corp. (c)			45,500	742,857
Sybase, Inc. (a)			29,044	719,420
				3,555,976
Wireless Telecommunication Services - 4.07%
America Movil SAB de CV - ADR			13,581	420,875
Millicom International Cellular, SA (c)			7,800	350,298
NII Holdings, Inc. (a)			26,281	477,789
NTT DoCoMo, Inc. - ADR			42,291	829,749
Partner Communications - ADR			39,167	646,255
Philippine Long Distance Telephone Co. - ADR			11,124	522,272
Telephone & Data Systems, Inc.			15,305	485,934
Turkcell Iletisim Hizmet AS - ADR			35,878	523,101
				4,256,273
TOTAL COMMON STOCKS (Cost $62,140,428)				$53,489,937
INVESTMENT COMPANIES - 12.64%
Exchange Traded Funds - 11.66%
iShares iBoxx High Yield Corporate Bond Fund			12,722	967,890
iShares MSCI EAFE Index Fund			115,073	5,163,325
iShares MSCI Emerging Markets Index Fund			40,225	1,004,418
SPDR Barclays Capital High Yield Bond ETF			32,580	1,042,234
SPDR Trust Series 1			44,450	4,011,168
				12,189,035
Mutual Funds - 0.98%
Advent Claymore Convertible Securities and Income Fund			65,523	717,477
Advent Claymore Global Convertible Securities & Income Fund			51,963	303,464
				1,020,941
TOTAL INVESTMENT COMPANIES (Cost $12,787,205)				$13,209,976
PREFERRED STOCKS - 0.49%
Diversified Telecommunication Services - 0.49%
Tele Norte Leste Participacoes SA - ADR			36,805	512,326
TOTAL PREFERRED STOCKS (Cost $666,952)				$512,326
			Principal
			Amount	Value
FOREIGN GOVERNMENT BONDS - 10.82%
Australia Government Bond
5.750%, 06/15/2011 (c)		AUD	2,951,000	$2,187,136
Republic of Brazil
12.500%, 01/05/2022 (c)		BRL	5,951,000	2,641,203
New Zealand Government
7.000%, 07/15/2009 (c)		NZD	2,981,000	1,770,202
Norwegian Government
5.500%, 05/15/2009 (c)		NOK	8,563,000	1,228,801
Sweden Government
5.000%, 01/28/2009 (c)		SEK	9,655,000	1,222,950
United Kingdom
4.750%, 06/07/2010 (c)		GBP	1,493,000	2,259,989
TOTAL FOREIGN GOVERNMENT BONDS (Cost $14,825,702)				$11,310,281

			Shares	Value
WARRANTS - 0.00%
Beach Petroleum Ltd.
Expiration: June 30, 2010, Exercise Price: AUD 2.00 (c)			9,137	$255
TOTAL WARRANTS (Cost $0)				$255

SHORT TERM INVESTMENTS - 21.56%
Money Market Funds - 21.56%
Fidelity Institutional Money Market Funds -
Government Portfolio, 1.03% (b)			22,536,632	22,536,632
TOTAL SHORT TERM INVESTMENTS (Cost $22,536,632)				$22,536,632
Total Investments (Cost $112,956,919) - 96.69%				$101,059,407
Other Assets in Excess of Liabilities - 3.31%				3,462,869
TOTAL NET ASSETS - 100.00%				$104,522,276

Percentages are stated as a percent of net assets.
AUD	Australian Dollar
BRL	Brazilian Real
NZD	New Zealand Dollar
NOK	Norwegian Krone
SEK	Swedish Krona
GBP	British Pound
ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non-income producing security.
(b)	Variable Rate security. The rate shown is the rate in effect at December 31, 2008.
(c)	Foreign issued security.

The cost basis of investments for federal income tax purposes at December 31, 2008, was as follows*:

Leuthold Global Fund
Cost of investments		$ 112,956,919
Gross unrealized appreciation		3,112,628
Gross unrealized depreciation		(15,010,140)
Net unrealized depreciation		$ (11,897,512)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

			Investments in Securities
	Description
	Level 1 - Quoted prices		$ 89,749,126
Level 2 - Other significant observable inputs			11,310,281
Level 3 - Significant unobservable inputs			-
	Total		$ 101,059,407

Grizzly Short Fund
Schedule of Investments
December 31, 2008 (Unaudited)

			Principal
			Amount		Value
SHORT TERM INVESTMENTS - 118.62%
U.S. Treasury Obligations - 102.60%
U.S. Treasury Bills
1.369%, 03/19/2009 (a)			$90,000,000		$89,991,090
0.471%, 05/28/2009 (a)			76,500,000		76,475,826
					166,466,916
			Shares		Value
Money Market Funds - 16.02%
Fidelity Institutional Money Market Funds -
Government Portfolio, 1.03% (b)			25,993,297		$25,993,297
TOTAL SHORT TERM INVESTMENTS (Cost $192,084,680)					$192,460,213
Total Investments (Cost $192,084,680) - 118.62%					$192,460,213
Liabilities in Excess of Other Assets - (18.62)%					(30,213,287)
TOTAL NET ASSETS - 100.00%					$162,246,926

Percentages are stated as a percent of net assets.
(a)	A portion of these securities constitutes proceeds from securities sold short.
(b)	Variable Rate security. The rate shown is the rate in effect at December 31, 2008.

Grizzly Short Fund
Schedule of Securities Sold Short
December 31, 2008 (Unaudited)

			Shares		Value
COMMON STOCKS - 82.26%
Beverages - 1.73%
Coca-Cola Enterprises, Inc.			233,384		$2,807,610
Biotechnology - 1.59%
Amylin Pharmaceuticals, Inc. (a)			238,041		2,582,745
Commercial Banks - 4.77%
BOK Financial Corp.			64,160		2,592,064
ICICI Bank Ltd. - ADR			131,594		2,533,184
Marshall & Ilsley Corp.			191,770		2,615,743
					7,740,991
Commercial Services & Supplies - 1.61%
Iron Mountain, Inc. (a)			105,563		2,610,573
Communications Equipment - 2.98%
CommScope, Inc. (a)			173,018		2,688,700
EchoStar Corp. (a)			144,869		2,154,202
					4,842,902
Computers & Peripherals - 1.49%
SanDisk Corp. (a)			251,729		2,416,598
Construction Materials - 0.82%
Eagle Materials, Inc.			72,378		1,332,479
Diversified Consumer Services - 0.88%
Sotheby's Holdings			159,826		1,420,853
Electric Utilities - 3.06%
Allegheny Energy, Inc.			66,174		2,240,652
Wisconsin Energy Corp.			64,971		2,727,482
					4,968,134
Food Products - 1.70%
Smithfield Foods, Inc. (a)			195,678		2,753,190
Gas Utilities - 1.30%
WGL Holdings, Inc.			64,616		2,112,297
Health Care Equipment & Supplies - 0.71%
Inverness Medical Innovations, Inc. (a)			60,942		1,152,413
Hotels, Restaurants & Leisure - 4.49%
International Game Technology			241,953		2,876,821
Marriott International, Inc. - Class A			119,168		2,317,818
Starwood Hotels & Resorts Worldwide			116,506		2,085,457
					7,280,096
Household Durables - 9.18%
Centex Corp.			198,248		2,109,359
D.R. Horton, Inc.			284,443		2,011,012
KB Home			125,816		1,713,614
Lennar Corp. - Class A			256,453		2,223,448
MDC Holdings, Inc.			73,881		2,238,594
Mohawk Industries, Inc. (a)			51,833		2,227,264
Pulte Homes, Inc.			216,636		2,367,831
					14,891,122
Independent Power Producers & Energy Traders - 1.51%
Mirant Corp. (a)			129,995		2,453,006
Industrial Conglomerates - 1.82%
Siemens AG - ADR			39,072		2,959,704
Insurance - 4.58%
Alleghany Corp. (a)			7,914		2,231,748
Everest Re Group Ltd. (b)			37,606		2,863,321
Markel Corp. (a)			7,799		2,331,901
					7,426,970
Machinery - 1.83%
Paccar, Inc.			103,687		2,965,448
Media - 5.65%
CBS Corp. - Class B			284,533		2,330,325
Gannett Co., Inc.			152,582		1,220,656
Liberty Global, Inc. (a)			157,832		2,512,685
The Washington Post Company - Class B			7,974		3,111,854
					9,175,520
Metals & Mining - 3.20%
Goldcorp, Inc. (b)			86,489		2,726,998
PAN American Silver Corp. (a) (b)			143,942		2,457,090
					5,184,088
Oil, Gas & Consumable Fuels - 1.22%
Harvest Energy Trust (b)			226,468		1,986,124
Paper & Forest Products - 1.24%
Weyerhaeuser Co.			65,669		2,010,128
Pharmaceuticals - 1.01%
Mylan Laboratories (a)			165,019		1,632,038
Real Estate Investment Trusts (REITs) - 1.56%
Douglas Emmett, Inc.			193,295		2,524,433
Real Estate Management & Development - 0.56%
Brookfield Asset Management, Inc. - Class A (b)			59,783		912,886
Semiconductors & Semiconductor Equipment - 10.47%
Applied Materials, Inc.			243,489		2,466,543
ASML Holding NV - ADR			125,168		2,261,786
Lam Research Corp. (a)			110,118		2,343,311
Novellus Systems, Inc. (a)			232,405		2,867,878
Nvidia Corp. (a)			245,402		1,980,394
Rambus, Inc. (a)			160,855		2,560,812
Varian Semiconductor Equipment Associates, Inc. (a)			137,964		2,499,908
					16,980,632
Software - 3.01%
Electronic Arts, Inc. (a)			151,739		2,433,894
Nuance Communications, Inc. (a)			236,889		2,454,170
					4,888,064
Thrifts & Mortgage Finance - 5.35%
Astoria Financial Corp.			161,614		2,663,398
New York Community Bancorp, Inc.			257,831		3,083,659
Washington Federal, Inc.			196,181		2,934,868
					8,681,925
Wireless Telecommunication Services - 2.94%
Crown Castle International Corp. (a)			149,860		2,634,539
SBA Communications Corp. Class A (a)			130,682		2,132,730
					4,767,269
TOTAL COMMON STOCKS (Proceeds $147,298,725)					$133,460,238
INVESTMENT COMPANIES - 14.47%
Exchange Traded Funds - 14.47%
DIAMONDS Trust Series I			63,585		5,576,405
iShares Trust - Russell 2000			66,487		3,275,814
Powershares QQQ Trust			185,984		5,531,164
SPDR Trust Series 1			100,773		9,093,756
TOTAL INVESTMENT COMPANIES (Proceeds $22,418,107)					$23,477,139
TOTAL SECURITIES SOLD SHORT - 96.73%					$156,937,377
(Proceeds $169,716,832)

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The cost basis of investments (excluding short positions) for federal income tax purposes at December 31, 2008, was as follows*:

Leuthold Grizzly Short Fund
Cost of investments		$ 192,084,680
Gross unrealized appreciation		375,533
Gross unrealized depreciation		-
Net unrealized appreciation		$ 375,533

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

			Investments in Securities	Securities Sold Short
	Description
	Level 1 - Quoted prices		$ 25,993,297	$ 156,937,377
Level 2 - Other significant observable inputs			166,466,916	-
Level 3 - Significant unobservable inputs			-	-
	Total		$ 192,460,213	$ 156,937,377

Leuthold Core Investment Fund
Schedule of Investments
December 31, 2008 (Unaudited)

			Shares	Value
COMMON STOCKS - 54.90%
Biotechnology - 13.93%
Acorda Therapeutics, Inc. (a)			205,554	$4,215,913
Alexion Pharmaceuticals, Inc. (a)			249,425	9,026,691
Alkermes, Inc. (a)			363,785	3,874,310
Allos Therapeutics, Inc. (a)			163,882	1,002,958
Alnylam Pharmaceuticals, Inc. (a)			130,222	3,220,390
Biogen Idec, Inc. (a)			373,340	17,782,184
Celera Corp. (a)			211,870	2,358,113
Celgene Corp. (a)			311,236	17,205,126
Cephalon, Inc. (a)			116,802	8,998,426
Cepheid, Inc. (a)			252,331	2,619,196
CV Therapeutics, Inc. (a)			321,044	2,956,815
Dendreon Corp. (a)			487,024	2,230,570
Facet Biotech Corp. (a)			98,304	942,735
Genentech, Inc. (a)			194,374	16,115,548
Genzyme Corp. (a)			136,820	9,080,743
Gilead Sciences, Inc. (a)			267,002	13,654,482
GTx, Inc. (a)			84,857	1,428,992
Halozyme Therapeutics, Inc. (a)			250,111	1,400,622
Isis Pharmaceuticals, Inc. (a)			213,040	3,020,907
Martek Biosciences Corp.			160,653	4,869,393
Myriad Genetics, Inc. (a)			97,712	6,474,397
OSI Pharmaceuticals, Inc. (a)			93,474	3,650,160
PDL BioPharma, Inc.			491,524	3,037,618
Rigel Pharmaceuticals, Inc. (a)			206,341	1,650,728
Seattle Genetics Inc. (a)			233,099	2,083,905
United Therapeutics Corp. (a)			46,434	2,904,447
				145,805,369
Commercial Services & Supplies - 3.06%
Clean Harbors, Inc. (a)			69,742	4,424,432
Covanta Holding Corp. (a)			101,425	2,227,293
EnergySolutions, Inc.			539,188	3,046,412
Stericycle, Inc. (a)			258,748	13,475,596
Tetra Tech, Inc. (a)			369,072	8,913,089
				32,086,822
Communications Equipment - 1.57%
Cisco Systems, Inc. (a)			465,261	7,583,754
Nokia OYJ - ADR			428,629	6,686,613
QUALCOMM, Inc.			61,193	2,192,545
				16,462,912
Computers & Peripherals - 2.20%
Apple Computer, Inc. (a)			63,606	5,428,772
Hewlett-Packard Co.			282,401	10,248,332
International Business Machines Corp.			86,852	7,309,465
				22,986,569
Diversified Consumer Services - 3.24%
American Public Education, Inc. (a)			57,554	2,140,433
Apollo Group, Inc. - Class A (a)			78,756	6,034,285
Corinthian Colleges, Inc. (a)			355,925	5,826,492
DeVry, Inc.			99,958	5,738,589
Grand Canyon Education, Inc. (a)			154,486	2,901,247
ITT Educational Services, Inc. (a)			63,606	6,041,298
Strayer Education, Inc.			24,228	5,194,725
				33,877,069
Electrical Equipment - 1.84%
China Sunergy Co. Ltd. - ADR (a)			159,967	631,870
Energy Conversion Devices, Inc. (a)			71,943	1,813,683
First Solar, Inc. (a)			28,635	3,950,484
JA Solar Holdings Co. Ltd. - ADR (a)			701,990	3,067,696
Roper Industries, Inc.			139,121	6,039,243
Suntech Power Holdings Co., Ltd. - ADR (a)			216,490	2,532,933
Woodward Governor Co.			53,767	1,237,716
				19,273,625
Electronic Equipment, Instruments & Components - 1.16%
Itron, Inc. (a)			127,053	8,098,358
Sunpower Corp. - Class A (a)			110,559	4,090,683
				12,189,041
Food & Staples Retailing - 3.12%
BJ's Wholesale Club, Inc. (a)			310,570	10,640,128
Wal-Mart Stores, Inc.			392,158	21,984,378
				32,624,506
Health Care Providers & Services - 2.33%
Community Health Systems, Inc. (a)			249,895	3,643,469
LifePoint Hospitals, Inc. (a)			242,320	5,534,589
Psychiatric Solutions, Inc. (a)			226,429	6,306,048
Sun Healthcare Group, Inc. (a)			124,511	1,101,922
Universal Health Services, Inc. - Class B			111,321	4,182,330
VCA Antech, Inc. (a)			181,438	3,606,987
				24,375,345
Independent Power Producers & Energy Traders - 0.61%
Ormat Technologies, Inc.			201,439	6,419,861
Internet Software & Services - 0.60%
Google, Inc. - Class A (a)			20,440	6,288,366
Machinery - 0.50%
Pentair, Inc.			219,982	5,206,974
Multi-Utilities - 0.27%
Veolia Environnement - ADR			90,880	2,881,805
Oil, Gas & Consumable Fuels - 3.62%
Cameco Corp. (c)			108,690	1,874,902
CVR Energy, Inc. (a)			238,553	954,212
Frontier Oil Corp.			502,075	6,341,207
Holly Corp.			149,937	2,733,352
Sunoco, Inc.			268,799	11,682,005
Tesoro Corp.			589,929	7,769,365
Valero Energy Corp.			302,260	6,540,906
				37,895,949
Pharmaceuticals - 2.74%
Allergan, Inc.			38,947	1,570,343
Bristol-Myers Squibb Co.			118,134	2,746,616
Eli Lilly & Co.			85,906	3,459,435
King Pharmaceuticals, Inc. (a)			255,967	2,718,370
Novartis AG - ADR			68,188	3,393,035
Roche Holding AG - ADR			32,565	2,485,937
Sanofi-Aventis SA - ADR			115,753	3,722,616
Teva Pharmaceutical Industries Ltd. - ADR			112,844	4,803,769
Wyeth			99,891	3,746,911
				28,647,032
Semiconductors & Semiconductor Equipment - 0.81%
Intel Corp.			580,548	8,510,834
Software - 6.28%
BMC Software, Inc. (a)			290,007	7,804,088
Micros Systems, Inc. (a)			351,758	5,740,691
Microsoft Corp.			487,655	9,480,013
Novell, Inc. (a)			1,524,700	5,931,083
Oracle Corp. (a)			625,594	11,091,782
Progress Software Corp. (a)			125,358	2,414,395
Quality Systems, Inc.			155,648	6,789,366
Red Hat, Inc. (a)			527,626	6,975,216
Sybase, Inc. (a)			263,894	6,536,654
Wind River Systems, Inc. (a)			328,995	2,970,825
				65,734,113
Specialty Retail - 7.02%
Advance Auto Parts			239,416	8,056,348
AutoNation, Inc. (a)			882,916	8,723,210
Autozone, Inc. (a)			89,761	12,518,967
Group 1 Automotive, Inc.			232,232	2,501,139
Home Depot, Inc.			724,442	16,676,655
Lowe's Cos., Inc.			783,428	16,859,370
The Sherwin-Williams Co.			125,923	7,523,899
Sonic Automotive, Inc. - Class A			150,402	598,600
				73,458,188
TOTAL COMMON STOCKS (Cost $606,003,895)				$574,724,380
INVESTMENT COMPANIES - 19.15%
Exchange Traded Funds - 6.55%
iShares China 25 Fund			996,570	29,079,913
iShares MSCI Brazil Index Fund			98,720	3,445,328
iShares MSCI Emerging Markets Index Fund			115,569	2,885,758
iShares MSCI Malaysia Index Fund			422,479	3,079,872
iShares MSCI South Africa Fund			51,352	1,978,593
iShares MSCI South Korea Index Fund			137,736	3,841,457
iShares MSCI Taiwan Index Fund			220,656	1,674,779
iShares S&P Latin America 40 Index Fund			259,750	6,615,832
Market Vectors Russia ETF			425,990	5,567,689
SPDR Index S&P Emerging Middle East & Africa ETF			21,546	919,583
Vanguard Emerging Markets ETF			398,780	9,451,086
				68,539,890
Mutual Funds - 12.60%
Central Europe & Russia Fund			24,931	409,616
Fidelity China Region Fund			675,166	11,600,667
Fidelity High Income Fund			3,611,843	21,707,178
ING Russia Fund			290,302	4,274,521
Matthews China Fund			747,229	10,769,764
Matthews India Fund			457,014	3,871,604
Matthews Korea Fund			978,196	2,700,866
Northern High Yield Fixed Income Fund			4,130,321	23,542,827
T Rowe Price High Yield Fund			4,668,248	21,707,353
Templeton Russia and East European Fund			57,548	448,875
USGI Accolade Funds: Eastern European Fund			1,525,824	8,046,320
Vanguard High-Yield Corporate Fund			5,415,883	22,855,026
				131,934,617
TOTAL INVESTMENT COMPANIES (Cost $259,122,672)				$200,474,507

EXCHANGE TRADED NOTES - 0.40%
iPath MSCI India Index ETN (a) (c)			130,154	4,118,072
TOTAL EXCHANGE TRADED NOTES (Cost $8,504,666)				$4,118,072
PREFERRED STOCKS - 0.66%
Food & Staples Retailing - 0.66%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR			251,503	6,931,423
TOTAL PREFERRED STOCKS (Cost $8,400,031)				$6,931,423
			Principal
			Amount	Value
FOREIGN GOVERNMENT BONDS - 18.84%
Australia Government Bond (c)
6.000%, 06/14/2011		AUD	83,389,000	$60,524,422
6.000%, 08/14/2013			83,445,000	61,274,721
Republic of Brazil (c)
12.500%, 01/05/2022		BRL	169,939,000	75,423,184
TOTAL FOREIGN GOVERNMENT BONDS (Cost $238,699,157)				$197,222,327
SHORT TERM INVESTMENTS - 5.17%
U.S. Treasury Obligations - 3.44%
U.S. Treasury Bill
1.369%, 03/19/2009			$36,000,000	35,996,436

			Shares	Value
Money Market Funds - 1.73%
Fidelity Institutional Money Market Funds -
Government Portfolio, 1.03% (b)			18,125,822	$18,125,822
TOTAL SHORT TERM INVESTMENTS (Cost $54,021,101)				$54,122,258
Total Investments (Cost $1,174,751,522) - 99.12%				$1,037,592,967
Other Assets in Excess of Liabilities - 0.88%				9,237,902
TOTAL NET ASSETS - 100.00%				$1,046,830,869

Percentages are stated as a percent of net assets.
AUD	Australian Dollar
BRL	Brazilian Real
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable Rate security. The rate shown is the rate in effect at December 31, 2008.
(c)	Foreign issued security.

The cost basis of investments for federal income tax purposes at December 31, 2008, was as follows*:

Leuthold Core Investment Fund
Cost of investments		$ 1,174,751,522
Gross unrealized appreciation		45,170,744
Gross unrealized depreciation		(182,329,299)
Net unrealized depreciation		$ (137,158,555)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

			Investments in Securities
	Description
	Level 1 - Quoted prices		$ 673,298,078
Level 2 - Other significant observable inputs			364,294,889
Level 3 - Significant unobservable inputs			-
	Total		$ 1,037,592,967

Leuthold Select Industries Fund
Schedule of Investments
December 31, 2008 (Unaudited)

			Shares	Value
COMMON STOCKS - 92.73%
Biotechnology - 23.68%
Acorda Therapeutics, Inc. (a)			11,540	$236,685
Alexion Pharmaceuticals, Inc. (a)			14,375	520,231
Alkermes, Inc. (a)			20,412	217,388
Allos Therapeutics, Inc. (a)			9,200	56,304
Alnylam Pharmaceuticals, Inc. (a)			7,311	180,801
Biogen Idec, Inc. (a)			20,247	964,365
Celera Corp. (a)			11,870	132,113
Celgene Corp. (a)			17,454	964,857
Cephalon, Inc. (a)			6,736	518,941
Cepheid, Inc. (a)			14,170	147,085
CV Therapeutics, Inc. (a)			18,031	166,066
Dendreon Corp. (a)			27,311	125,084
Facet Biotech Corp. (a)			5,519	52,927
Genentech, Inc. (a)			10,884	902,392
Genzyme Corp. (a)			8,050	534,279
Gilead Sciences, Inc. (a)			15,361	785,562
GTx, Inc. (a)			4,764	80,226
Halozyme Therapeutics, Inc. (a)			14,046	78,658
Isis Pharmaceuticals, Inc. (a)			11,952	169,479
Martek Biosciences Corp.			8,994	272,608
Myriad Genetics, Inc. (a)			5,504	364,695
OSI Pharmaceuticals, Inc. (a)			5,257	205,286
PDL BioPharma, Inc.			27,599	170,562
Rigel Pharmaceuticals, Inc. (a)			11,582	92,656
Seattle Genetics, Inc. (a)			13,060	116,756
United Therapeutics Corp. (a)			2,628	164,381
				8,220,387
Commercial Services & Supplies - 5.32%
Clean Harbors, Inc. (a)			4,025	255,346
Covanta Holding Corp. (a)			5,832	128,071
EnergySolutions, Inc.			29,242	165,217
Stericycle, Inc. (a)			14,991	780,731
Tetra Tech, Inc. (a)			21,357	515,772
				1,845,137
Communications Equipment - 2.48%
Cisco Systems, Inc. (a)			24,683	402,333
Nokia OYJ - ADR			23,246	362,638
QUALCOMM, Inc.			2,628	94,161
				859,132
Computers & Peripherals - 3.63%
Apple Computer, Inc. (a)			3,450	294,457
Hewlett-Packard Co.			15,483	561,878
International Business Machines Corp.			4,806	404,473
				1,260,808
Diversified Consumer Services - 5.29%
American Public Education, Inc. (a)			3,121	116,070
Apollo Group, Inc. - Class A (a)			4,271	327,244
Corinthian Colleges, Inc. (a)			19,304	316,006
DeVry, Inc.			5,421	311,220
Grand Canyon Education, Inc. (a)			8,379	157,358
ITT Educational Services, Inc. (a)			3,450	327,681
Strayer Education, Inc.			1,315	281,949
				1,837,528
Electrical Equipment - 3.10%
China Sunergy Co. Ltd. - ADR (a)			9,035	35,688
Energy Conversion Devices, Inc. (a)			3,901	98,344
First Solar, Inc. (a)			1,643	226,668
JA Solar Holdings Co. Ltd. - ADR (a)			38,073	166,379
Roper Industries, Inc.			7,927	344,111
Suntech Power Holdings Co., Ltd. - ADR (a)			11,787	137,908
Woodward Governor Co.			2,916	67,127
				1,076,225
Electronic Equipment, Instruments & Components - 1.98%
Itron, Inc. (a)			7,311	466,003
Sunpower Corp. - Class A (a)			5,996	221,852
				687,855
Food & Staples Retailing - 5.44%
BJ's Wholesale Club, Inc. (a)			17,989	616,303
Wal-Mart Stores, Inc.			22,712	1,273,235
				1,889,538
Health Care Providers & Services - 3.97%
Community Health Systems, Inc. (a)			13,553	197,603
LifePoint Hospitals, Inc. (a)			13,143	300,186
Psychiatric Solutions, Inc. (a)			12,280	341,998
Sun Healthcare Group, Inc. (a)			8,214	72,694
Universal Health Services, Inc. - Class B			6,037	226,810
VCA Antech, Inc. (a)			12,075	240,051
				1,379,342
Independent Power Producers & Energy Traders - 1.00%
Ormat Technologies, Inc.			10,925	348,180
Internet Software & Services - 0.98%
Google, Inc. - Class A (a)			1,108	340,876
Machinery - 0.87%
Pentair, Inc.			12,691	300,396
Multi-Utilities - 0.45%
Veolia Environnement - ADR			4,928	156,267
Oil, Gas & Consumable Fuels - 5.91%
Cameco Corp. (c)			6,202	106,985
CVR Energy, Inc. (a)			12,937	51,748
Frontier Oil Corp.			27,230	343,915
Holly Corp.			8,132	148,246
Sunoco, Inc.			14,785	642,556
Tesoro Corp.			31,994	421,361
Valero Energy Corp.			15,525	335,961
				2,050,772
Pharmaceuticals - 4.64%
Allergan, Inc.			2,259	91,083
Bristol-Myers Squibb Co.			6,407	148,963
Eli Lilly & Co.			4,969	200,101
King Pharmaceuticals, Inc. (a)			13,882	147,427
Novartis AG - ADR			3,943	196,204
Roche Holding AG - ADR			1,766	134,812
Sanofi-Aventis SA - ADR			6,694	215,279
Teva Pharmaceutical Industries Ltd. - ADR			6,119	260,486
Wyeth			5,791	217,220
				1,611,575
Semiconductors & Semiconductor Equipment - 1.35%
Intel Corp.			31,912	467,830
Software - 10.63%
BMC Software, Inc. (a)			16,264	437,664
Micros Systems, Inc. (a)			19,755	322,402
Microsoft Corp.			26,778	520,564
Novell, Inc. (a)			87,070	338,702
Oracle Corp. (a)			34,622	613,848
Progress Software Corp. (a)			7,023	135,263
Quality Systems, Inc.			8,749	381,632
Red Hat, Inc. (a)			30,392	401,782
Sybase, Inc. (a)			15,073	373,358
Wind River Systems, Inc. (a)			18,441	166,522
				3,691,737
Specialty Retail - 12.01%
Advance Auto Parts, Inc.			13,841	465,750
AutoNation, Inc. (a)			50,435	498,298
Autozone, Inc. (a)			4,928	687,308
Group 1 Automotive, Inc.			13,266	142,875
Home Depot, Inc.			41,153	947,342
Lowe's Cos, Inc.			44,808	964,268
The Sherwin-Williams Co.			7,187	429,423
Sonic Automotive, Inc. - Class A			8,666	34,491
				4,169,755
TOTAL COMMON STOCKS (Cost $33,486,986)				$32,193,340
PREFERRED STOCKS - 1.13%
Food & Staples Retailing - 1.13%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR			14,170	390,525
TOTAL PREFERRED STOCKS (Cost $458,852)				$390,525

SHORT TERM INVESTMENTS - 5.46%
Money Market Funds - 5.46%
Fidelity Institutional Money Market Funds -
Government Portfolio, 1.03% (b)			1,895,095	1,895,095
TOTAL SHORT TERM INVESTMENTS (Cost $1,895,095)				$1,895,095
Total Investments (Cost $35,840,933) - 99.32%				$34,478,960
Other Assets in Excess of Liabilities - 0.68%				236,615
TOTAL NET ASSETS - 100.00%				$34,715,575

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable Rate security. The rate shown is the rate in effect at December 31, 2008.
(c)	Foreign issued security.

The cost basis of investments for federal income tax purposes at December 31, 2008, was as follows*:

Leuthold Select Industries Fund
Cost of investments		$ 35,840,933
Gross unrealized appreciation		2,209,855
Gross unrealized depreciation		(3,571,828)
Net unrealized depreciation		$ (1,361,973)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

			Investments in Securities
	Description
	Level 1 - Quoted prices		$ 34,478,960
	Level 2 - Other significant observable inputs		-
	Level 3 - Significant unobservable inputs		-
	Total		$ 34,478,960

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Leuthold Funds, Inc.

By (Signature and Title)    /s/ Steven C. Leuthold
                                                    Steven C. Leuthold, President

Date    2/22/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Steven C. Leuthold
                                                     Steven C. Leuthold, President

Date   2/22/09

By (Signature and Title)*  /s/ David R. Cragg
                                                    David R. Cragg, Treasurer

Date   2/22/09

* Print the name and title of each signing officer under his or her signature.